Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Significant Accounting Policies [Line Items]
FDIC insurance amount (in Dollars) | $	$ 250,000		$ 250,000		$ 250,000
Cash balances in excess of FDICI insured limit (in Dollars) | $	$ 0		$ 0		$ 0	$ 0
Percentage of customers accounts receivable billings					58.00%
Account receivable net (in Dollars) | $						20,861
Allowance of doubtful accounts (in Dollars) | $					$ 0	0
Estimated useful lives	5 years		5 years
Potentially dilutive securities					0
Number of operating segments			3		3
Income tax expenses (in Dollars) | $
Warrant [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities			824,850		1,014,932	774,146
Stock Options [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities			135,820		61,579	50,937
Common Stock [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities					28,162
Employee Incentive Plan [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities					30,632	14,845
Director Compensation [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities					30,632	27,643
Convertible Notes Payable [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities			1,226,182		625,381	37,800
Convertible Debt Securities [Member] | Common Stock [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities					625,389
Gross Patient Services [Member]
Significant Accounting Policies [Line Items]
Gross patient services accounts receivable (in Dollars) | $					$ 0	$ 34,481
Net Patient Services [Member]
Significant Accounting Policies [Line Items]
Account receivable net (in Dollars) | $					$ 0	$ 20,861
Series B Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Potentially dilutive securities			137,500		137,500	137,500
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years		5 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	7 years		7 years		7 years